                        NATIONWIDE(R) MULTI-FLEX ANNUITY

                               Semi-Annual Report

                                  June 30, 1999












  Nationwide(R)                              LOGO
   Multi-Flex                                Nationwide is on your side
Variable Account                             Columbus, Ohio

                                     [LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220






                               [President Photo]





                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide Multi-Flex Variable Account.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 complaint. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.




                        /s/Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY
                                  June 30,1999
                                   (UNAUDITED)

Assets:
   Investments at market value:
     AIM VI - Capital Appreciation Fund (AIMCapAp)
        62,832 shares (cost $1,522,541) .......................................    $ 1,734,156

     AIM VI - International Equity Fund (AIMIntEq)
        6,518 shares (cost $125,235) ..........................................        133,552

     American Century VP - American Century VP Advantage (ACVPAdv)
        1,552,086 shares (cost $9,153,301) ...................................       9,908,780

     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
        2,374,860 shares (cost $23,900,744) ..................................      24,864,783

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
        1,091,926 shares (cost $7,045,718) ...................................       8,123,930

     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
        1,432,049 shares (cost $36,658,731) ..................................      50,193,334

     Dreyfus Stock Index Fund (DryStkIx)
        3,172,691 shares (cost $76,745,727) ..................................     114,565,858

     Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        304,813 shares (cost $10,714,148) ....................................      11,832,850

     Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
        592,014 shares (cost $6,889,598) .....................................       6,559,517

     Dreyfus VIF - Small Cap Portfolio (DrySmCap)
        1,297,060 shares (cost $69,135,987) ..................................      78,498,068

     Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
        5,763,729 shares (cost $114,532,030) .................................     157,061,605

     Fidelity VIP - High Income Portfolio (FidVIPHI)
        2,316,889 shares (cost $28,116,214) ..................................      26,157,681

     Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)
        259,127 shares (cost $5,601,724) .....................................       6,050,626

     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        2,189,945 shares (cost $37,051,226) ..................................      64,997,558

     Nationwide SAT - Government Bond Fund (NSATGvtBd)
        8,235,640 shares (cost $92,047,635) ..................................      91,662,677

     Nationwide SAT - High Income Bond Fund (NSATHIncBd)
        35,800 shares (cost $363,676) ........................................        354,780

                                                                     (Continued)


     Nationwide SAT - Money Market Fund (NSATMyMkt)
        37,298,341 shares (cost $37,298,341) .................................      37,298,341

     Nationwide SAT - Total Return Fund (NSATTotRe)
        24,956,581 shares (cost $293,254,092) ................................     506,369,021

     Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)
        2,656,948 shares (cost $40,891,819) ..................................      42,458,027

     Strong Opportunity Fund II, Inc.(StOpp2)
        1,237,971 shares (cost $24,981,633) ..................................      28,547,618

     Templeton VPS - Templeton International Fund - Class I (TemIntFd)
        1,881,123 shares (cost $34,745,563) ..................................      37,340,282
                                                                                 --------------
           Total investments .................................................    1,304,713,044

   Accounts receivable .......................................................          106,862
                                                                                 --------------
           Total assets.......................................................    1,304,819,906
                                                                                 --------------
Contract owners' equity (note 4) .............................................  $ 1,304,819,906
                                                                                 ==============

See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS'EQUITY
                  Six Month Periods Ended June 30,1999 and 1998
                                   (UNAUDITED)


                                                                       Total                                  AIMCapAp
                                                        --------------------------------       --------------------------------
                                                             1999                1998               1999                1998
                                                             ----                ----               ----                ----
Investment activity:
  Reinvested dividends ............................   $    12,864,586         13,566,618                 --                 --
  Mortality, expense and administration
     charges (note 2) .............................        (8,232,771)        (8,392,402)            (8,657)            (1,800)
                                                        -------------      -------------       ------------       ------------
     Net investment activity ......................         4,631,815          5,174,216             (8,657)            (1,800)
                                                        -------------      -------------       ------------       ------------

  Proceeds from mutual fund shares sold ...........       127,853,175        142,583,680            103,129              9,185
  Cost of mutual fund shares sold .................       (84,544,417)       (81,280,249)           (87,027)            (8,566)
                                                        -------------      -------------       ------------       ------------
     Realized gain (loss) on investments ..........        43,308,758         61,303,431             16,102                619
  Change in unrealized gain (loss) on investments .        48,140,277         52,140,387            133,695             28,371
                                                        -------------      -------------       ------------       ------------
     Net gain (loss) on investments ...............        91,449,035        113,443,818            149,797             28,990
                                                        -------------      -------------       ------------       ------------
  Reinvested capital gains ........................        13,473,338         20,209,671                 --                 --
                                                        -------------      -------------       ------------       ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       109,554,188        138,827,705            141,140             27,190
                                                        -------------      -------------       ------------       ------------

Equity transactions:
  Purchase payments received from
     contract owners ..............................        68,051,262         98,523,648            254,340            239,839
  Transfers between funds .........................                --                 --            570,423            229,416
  Redemptions .....................................      (129,390,855)      (160,355,817)          (131,761)            (9,017)
  Annuity benefits ................................           (67,293)           (54,214)                --                 --
  Annual contract maintenance charge (note 2) .....        (1,017,289)        (1,055,163)            (1,740)              (160)
  Contingent deferred sales charges (note 2) ......          (532,043)          (547,300)              (426)                --
  Adjustments to maintain reserves ................          (495,521)           (26,620)                (9)                (2)
                                                        -------------      -------------       ------------       ------------
       Net equity transactions ....................       (63,451,738)       (63,515,466)           690,827            460,076
                                                        -------------      -------------       ------------       ------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............        46,102,450         75,312,239            831,967            487,266
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........     1,258,717,456      1,220,486,706            902,179             25,570
                                                        -------------      -------------       ------------       ------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $ 1,304,819,906      1,295,798,945          1,734,146            512,836
                                                        =============      =============       ============       ============


                                                                       AIMIntEq                             ACVPAdv
                                                        --------------------------------       ------------------------------
                                                              1999                  1998            1999               1998
                                                              ----                  ----            ----               ----
Investment activity:
  Reinvested dividends ............................     $         --                 --            285,155            216,901
  Mortality, expense and administration
     charges (note 2) .............................             (906)              (156)           (64,886)           (61,871)
                                                        ------------        -----------        -----------        -----------
     Net investment activity ......................             (906)              (156)           220,269            155,030
                                                        ------------        -----------        -----------        -----------

  Proceeds from mutual fund shares sold ...........           76,101              4,205          1,709,815            955,648
  Cost of mutual fund shares sold .................          (80,479)            (3,868)        (1,366,372)          (789,120)
                                                        ------------        -----------        -----------        -----------
     Realized gain (loss) on investments ..........           (4,378)               337            343,443            166,528
  Change in unrealized gain (loss) on investments .           10,993              2,139           (930,541)          (203,097)
                                                        ------------        -----------        -----------        -----------
     Net gain (loss) on investments ...............            6,615              2,476           (587,098)           (36,569)
                                                        ------------        -----------        -----------        -----------
  Reinvested capital gains ........................               --                 --            676,891            816,147
                                                        ------------        -----------        -----------        -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........            5,709              2,320            310,062            934,608
                                                        ------------        -----------        -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................           30,459             19,981            309,724            320,438
  Transfers between funds .........................          (29,116)            24,816            (12,549)          (407,106)
  Redemptions .....................................          (12,149)            (1,814)          (734,734)          (639,275)
  Annuity benefits ................................               --                 --                (17)                (7)
  Annual contract maintenance charge (note 2) .....             (149)                (3)            (7,305)            (8,347)
  Contingent deferred sales charges (note 2) ......              (69)                --             (5,199)            (8,798)
  Adjustments to maintain reserves ................                5                 (1)          (509,134)                28
                                                        ------------        -----------        -----------        -----------
       Net equity transactions ....................          (11,018)            42,979           (959,214)          (743,067)
                                                        ------------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............           (5,309)            45,299           (649,152)           191,541
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........          138,862              5,859         10,557,958         10,004,517
                                                        ------------        -----------        -----------        -----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............     $    133,553             51,158          9,908,806         10,196,058
                                                        ============        ===========        ===========        ===========

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS'EQUITY
                  Six Month Periods Ended June 30,1999 and 1998
                                   (UNAUDITED)

                                                                  ACVPCapAp                         ACVPIncGr
                                                       ---------------------------      ---------------------------
                                                            1999            1998             1999            1998
                                                            ----            ----             ----            ----

Investment activity:
  Reinvested dividends ............................   $         --              --           1,352           1,023
  Mortality, expense and administration
     charges (note 2) .............................       (155,774)       (197,247)        (42,439)         (7,787)
                                                       -----------      ----------      ----------      ----------
     Net investment activity ......................       (155,774)       (197,247)        (41,087)         (6,764)
                                                       -----------      ----------      ----------      ----------

  Proceeds from mutual fund shares sold ...........      3,277,720       4,980,131         313,607          64,309
  Cost of mutual fund shares sold .................     (3,221,652)     (4,380,301)       (236,040)        (57,919)
                                                       -----------      ----------      ----------      ----------
     Realized gain (loss) on investments ..........         56,068         599,830          77,567           6,390
  Change in unrealized gain (loss) on investments .      3,538,294      (1,736,030)        565,365         144,031
                                                       -----------      ----------      ----------      ----------
     Net gain (loss) on investments ...............      3,594,362      (1,136,200)        642,932         150,421
                                                       -----------      ----------      ----------      ----------
  Reinvested capital gains ........................             --       1,515,406              --           2,123
                                                       -----------      ----------      ----------      ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      3,438,588         181,959         601,845         145,780
                                                       -----------      ----------      ----------      ----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................        782,062       1,311,385         988,829         977,833
  Transfers between funds .........................     (1,170,473)     (3,793,925)      2,719,662         798,389
  Redemptions .....................................     (2,555,252)     (2,167,041)       (620,997)        (22,017)
  Annuity benefits ................................           (559)            (20)             --              --
  Annual contract maintenance charge (note 2) .....        (23,023)        (30,227)         (6,265)           (517)
  Contingent deferred sales charges (note 2) ......        (19,130)        (34,175)         (1,732)           (102)
  Adjustments to maintain reserves ................            644            (243)           (239)            (42)
                                                       -----------      ----------      ----------      ----------
       Net equity transactions ....................     (2,985,731)     (4,714,246)      3,079,258       1,753,544
                                                       -----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............        452,857      (4,532,287)      3,681,103       1,899,324
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........     24,412,586      32,331,863       4,442,594         216,859
                                                       -----------      ----------      ----------      ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $ 24,865,443      27,799,576       8,123,697       2,116,183
                                                       ===========      ==========      ==========      ==========


                                                                    DrySRGro                      DryStkIx
                                                       ----------------------------    ---------------------------
                                                             1999           1998             1999            1998
                                                             ----           ----             ----            ----
Investment activity:
  Reinvested dividends ............................    $        --              --         589,105         464,672
  Mortality, expense and administration
     charges (note 2) .............................       (287,590)       (166,922)       (674,383)       (431,919)
                                                       -----------     -----------     -----------      ----------
     Net investment activity ......................       (287,590)       (166,922)        (85,278)         32,753
                                                       -----------     -----------     -----------      ----------

  Proceeds from mutual fund shares sold ...........        839,149         166,307       1,640,570         415,155
  Cost of mutual fund shares sold .................       (441,801)        (92,048)       (635,284)       (215,152)
                                                       -----------     -----------     -----------      ----------
     Realized gain (loss) on investments ..........        397,348          74,259       1,005,286         200,003
  Change in unrealized gain (loss) on investments .      4,940,561       4,178,533       9,864,408       9,601,495
                                                       -----------     -----------     -----------      ----------
     Net gain (loss) on investments ...............      5,337,909       4,252,792      10,869,694       9,801,498
                                                       -----------     -----------     -----------      ----------
  Reinvested capital gains ........................             --              --         456,307         114,123
                                                       -----------     -----------     -----------      ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      5,050,319       4,085,870      11,240,723       9,948,374
                                                       -----------     -----------     -----------      ----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................      4,759,641       5,803,612       9,352,834      10,583,718
  Transfers between funds .........................      4,869,897         686,355       8,549,495       4,280,853
  Redemptions .....................................     (2,699,143)       (683,219)     (7,010,101)     (2,550,346)
  Annuity benefits ................................             --              --          (2,981)             --
  Annual contract maintenance charge (note 2) .....        (48,259)        (32,538)        (91,344)        (64,922)
  Contingent deferred sales charges (note 2) ......        (17,937)         (8,774)        (42,551)        (35,444)
  Adjustments to maintain reserves ................            479             107           1,187         (12,096)
                                                       -----------     -----------     -----------      ----------
       Net equity transactions ....................      6,864,678       5,765,543      10,756,540      12,201,763
                                                       -----------     -----------     -----------      ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............     11,914,997       9,851,413      21,997,263      22,150,137
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........     38,278,833      20,780,931      92,569,778      54,561,165
                                                       -----------     -----------     -----------      ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............    $50,193,830      30,632,344     114,567,041      76,711,302
                                                       ===========     ===========     ===========      ==========

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS'EQUITY
                  Six Month Periods Ended June 30,1999 and 1998
                                   (UNAUDITED)


                                                                    DryCapAp                      DryQualBd
                                                        ---------------------------     ---------------------------
                                                              1999          1998              1999           1998
                                                             ----          ----              ----           ----
Investment activity:
  Reinvested dividends ............................   $        536              56         148,955         130,933
  Mortality, expense and administration
     charges (note 2) .............................        (61,432)         (4,264)        (43,344)        (34,091)
                                                        ----------      ----------      ----------      ----------
     Net investment activity ......................        (60,896)         (4,208)        105,611          96,842
                                                        ----------      ----------      ----------      ----------
  Proceeds from mutual fund shares sold ...........        520,090          60,897         624,270         316,690
  Cost of mutual fund shares sold .................       (437,306)        (52,849)       (624,049)       (305,116)
                                                        ----------      ----------      ----------      ----------
     Realized gain (loss) on investments ..........         82,784           8,048             221          11,574
  Change in unrealized gain (loss) on investments .        612,654          78,427        (243,956)         67,247
                                                        ----------      ----------      ----------      ----------
     Net gain (loss) on investments ...............        695,438          86,475        (243,735)         78,821
                                                        ----------      ----------      ----------      ----------
  Reinvested capital gains ........................             --             186              --              --
                                                        ----------      ----------      ----------      ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        634,542          82,453        (138,124)        175,663
                                                        ----------      ----------      ----------      ----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................      1,504,761         717,004         792,426       1,028,428
  Transfers between funds .........................      4,518,776         827,549        (524,015)        160,607
  Redemptions .....................................       (643,361)        (58,023)       (347,289)       (284,339)
  Annuity benefits ................................             --              --              --              --
  Annual contract maintenance charge (note 2) .....         (7,790)           (256)         (7,607)         (7,356)
  Contingent deferred sales charges (note 2) ......         (3,742)           (144)         (2,683)         (5,174)
  Adjustments to maintain reserves ................             83            (161)            (83)              9
                                                        ----------      ----------      ----------      ----------
       Net equity transactions ....................      5,368,726       1,485,969         (89,251)        892,175
                                                        ----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............      6,003,268       1,568,422        (227,375)      1,067,838
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........      5,829,653          33,181       6,786,814       4,704,446
                                                        ----------      ----------      ----------      ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $ 11,832,921       1,601,603       6,559,439       5,772,284
                                                        ==========      ==========      ==========      ==========



                                                                    DrySmCap                      FidVIPEI
                                                        --------------------------    ---------------------------
                                                            1999            1998            1999           1998
                                                            ----            ----            ----           ----
Investment activity:
  Reinvested dividends ............................    $    53,163              --       2,194,168       1,767,643
  Mortality, expense and administration
     charges (note 2) .............................       (476,754)       (458,099)       (976,446)       (900,381)
                                                        ----------      ----------     -----------     -----------
     Net investment activity ......................       (423,591)       (458,099)      1,217,722         867,262
                                                        ----------      ----------     -----------     -----------
  Proceeds from mutual fund shares sold ...........      5,620,089         694,122      10,785,307       1,650,577
  Cost of mutual fund shares sold .................     (4,190,779)       (425,827)     (6,490,109)     (1,014,591)
                                                        ----------      ----------     -----------     -----------
     Realized gain (loss) on investments ..........      1,429,310         268,295       4,295,198         635,986
  Change in unrealized gain (loss) on investments .      7,188,984       3,543,527       6,765,788       4,748,749
                                                        ----------      ----------     -----------     -----------
     Net gain (loss) on investments ...............      8,618,294       3,811,822      11,060,986       5,384,735
                                                        ----------      ----------     -----------     -----------
  Reinvested capital gains ........................             --              --       4,850,267       6,290,729
                                                        ----------      ----------     -----------     -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      8,194,703       3,353,723      17,128,975      12,542,726
                                                        ----------      ----------     -----------     -----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................      8,570,389      13,486,824       9,415,274      14,216,728
  Transfers between funds .........................     (6,548,656)     (1,236,099)     (6,285,099)      2,447,081
  Redemptions .....................................     (4,826,577)     (2,592,510)    (10,833,064)     (6,207,548)
  Annuity benefits ................................             --              --            (966)           (938)
  Annual contract maintenance charge (note 2) .....       (103,105)       (108,966)       (121,694)       (124,096)
  Contingent deferred sales charges (note 2) ......        (47,509)        (30,159)        (88,599)        (79,439)
  Adjustments to maintain reserves ................            732            (457)          1,360              38
                                                        ----------      ----------     -----------     -----------
       Net equity transactions ....................     (2,954,726)      9,518,633      (7,912,788)     10,251,826
                                                        ----------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............      5,239,977      12,872,356       9,216,187      22,794,552
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........     73,258,807      62,649,484     147,846,675     124,247,535
                                                        ----------      ----------     -----------     -----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............    $78,498,784      75,521,840     157,062,862     147,042,087
                                                        ==========      ==========     ===========     ===========

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS'EQUITY
                  Six Month Periods Ended June 30,1999 and 1998
                                   (UNAUDITED)

                                                                 FidVIPHI                         JanASIntGr
                                                      -----------------------------     ---------------------------
                                                           1999            1998              1999            1998
                                                           ----            ----              ----            ----
Investment activity:
  Reinvested dividends ............................   $  2,309,949       1,423,227          15,443          19,902
  Mortality, expense and administration
     charges (note 2) .............................       (168,713)       (145,427)        (31,920)         (3,557)
                                                       -----------      ----------      ----------      ----------
     Net investment activity ......................      2,141,236       1,277,800         (16,477)         16,345
                                                       -----------      ----------      ----------      ----------

  Proceeds from mutual fund shares sold ...........      2,264,840         197,840         198,797          37,431
  Cost of mutual fund shares sold .................     (2,347,136)       (161,258)       (182,133)        (35,421)
                                                       -----------      ----------      ----------      ----------
     Realized gain (loss) on investments ..........        (82,296)         36,582          16,664           2,010
  Change in unrealized gain (loss) on investments .       (334,107)     (1,401,948)        451,421          66,590
                                                       -----------      ----------      ----------      ----------
     Net gain (loss) on investments ...............       (416,403)     (1,365,366)        468,085          68,600
                                                       -----------      ----------      ----------      ----------
  Reinvested capital gains ........................         86,353         904,342              --           3,054
                                                       -----------      ----------      ----------      ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,811,186         816,776         451,608          87,999
                                                       -----------      ----------      ----------      ----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................      2,988,835       4,683,945       1,056,578         607,829
  Transfers between funds .........................     (2,065,965)        617,851       1,191,062         656,472
  Redemptions .....................................     (1,740,248)       (597,484)       (396,059)        (32,240)
  Annuity benefits ................................             --              --              --              --
  Annual contract maintenance charge (note 2) .....        (30,542)        (28,419)         (4,360)           (266)
  Contingent deferred sales charges (note 2) ......        (12,396)         (6,777)         (3,360)            (73)
  Adjustments to maintain reserves ................             82              34              41              (6)
                                                       -----------      ----------      ----------      ----------
       Net equity transactions ....................       (860,234)      4,669,150       1,843,902       1,231,716
                                                       -----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............        950,952       5,485,926       2,295,510       1,319,715
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........     25,206,813      19,319,305       3,755,155          30,802
                                                       -----------      ----------      ----------      ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $ 26,157,765      24,805,231       6,050,665       1,350,517
                                                       ===========      ==========      ==========      ==========

                                                                  NSATCapAp                      NSATGvtBd
                                                       ----------------------------   -----------------------------
                                                              1999          1998            1999            1998
                                                              ----          ----            ----            ----
Investment activity:
  Reinvested dividends ............................    $   171,742         310,209       2,573,381       3,268,407
  Mortality, expense and administration
     charges (note 2) .............................       (403,612)       (466,273)       (645,845)       (766,358)
                                                        ----------      ----------     -----------     -----------
     Net investment activity ......................       (231,870)       (156,064)      1,927,536       2,502,049
                                                        ----------      ----------     -----------     -----------

  Proceeds from mutual fund shares sold ...........      7,766,184      13,710,694      14,666,986      18,129,129
  Cost of mutual fund shares sold .................     (3,088,826)     (5,967,140)    (14,604,962)    (17,645,903)
                                                        ----------      ----------     -----------     -----------
     Realized gain (loss) on investments ..........      4,677,358       7,743,554          62,024         483,226
  Change in unrealized gain (loss) on investments .      2,182,493       4,660,825      (4,832,451)        811,067
                                                        ----------      ----------     -----------     -----------
     Net gain (loss) on investments ...............      6,859,851      12,404,379      (4,770,427)      1,294,293
                                                        ----------      ----------     -----------     -----------
  Reinvested capital gains ........................             --              --              --              --
                                                        ----------      ----------     -----------     -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      6,627,981      12,248,315      (2,842,891)      3,796,342
                                                        ----------      ----------     -----------     -----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................      1,989,176       2,886,468       2,681,739       3,226,460
  Transfers between funds .........................      2,616,032       1,900,296      (2,730,113)     (2,123,162)
  Redemptions .....................................     (8,606,946)    (15,395,367)    (12,692,793)    (17,159,325)
  Annuity benefits ................................         (3,166)         (2,736)         (7,598)         (9,537)
  Annual contract maintenance charge (note 2) .....        (36,422)        (41,388)        (69,876)        (82,557)
  Contingent deferred sales charges (note 2) ......        (13,924)        (21,030)        (41,825)        (60,898)
  Adjustments to maintain reserves ................            454             501            (228)         (5,758)
                                                        ----------      ----------     -----------     -----------
       Net equity transactions ....................     (4,054,795)    (10,673,256)    (12,860,694)    (16,214,777)
                                                        ----------      ----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............      2,573,186       1,575,059     (15,703,585)    (12,418,435)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........     62,424,782      67,645,086     107,365,814     122,839,668
                                                        ----------      ----------     -----------     -----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............    $64,997,968      69,220,145      91,662,229     110,421,233
                                                        ==========      ==========     ===========     ===========

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS'EQUITY
                  Six Month Periods Ended June 30,1999 and 1998
                                   (UNAUDITED)

                                                                   NSATHIncBd                     NSATMyMkt
                                                      ----------------------------     ----------------------------
                                                             1999            1998           1999           1998
                                                             ----            ----           ----           ----
Investment activity:
  Reinvested dividends ............................   $     13,454           3,377         885,766       1,052,272
  Mortality, expense and administration
     charges (note 2) .............................         (2,205)           (610)       (252,822)       (263,507)
                                                       -----------     -----------     -----------     -----------
     Net investment activity ......................         11,249           2,767         632,944         788,765
                                                       -----------     -----------     -----------     -----------

  Proceeds from mutual fund shares sold ...........        182,845          50,543      12,230,079      12,319,703
  Cost of mutual fund shares sold .................       (176,189)        (49,728)    (12,230,079)    (12,319,703)
                                                       -----------     -----------     -----------     -----------
     Realized gain (loss) on investments ..........          6,656             815              --              --
  Change in unrealized gain (loss) on investments .        (12,681)         (1,156)             --              --
                                                       -----------     -----------     -----------     -----------
     Net gain (loss) on investments ...............         (6,025)           (341)             --              --
                                                       -----------     -----------     -----------     -----------
  Reinvested capital gains ........................            176              --              --              --
                                                       -----------     -----------     -----------     -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          5,400           2,426         632,944         788,765
                                                       -----------     -----------     -----------     -----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................         73,751         101,412       1,162,331       5,205,654
  Transfers between funds .........................         16,403          46,487       4,438,164      (3,200,882)
  Redemptions .....................................        (30,934)         (2,262)     (7,472,706)     (7,044,679)
  Annuity benefits ................................             --              --          (1,967)         (2,243)
  Annual contract maintenance charge (note 2) .....           (436)            (55)        (29,730)        (33,933)
  Contingent deferred sales charges (note 2) ......            (14)             --         (25,141)        (45,315)
  Adjustments to maintain reserves ................              1              --            (217)          4,435
                                                       -----------     -----------     -----------     -----------
       Net equity transactions ....................         58,771         145,582      (1,929,266)     (5,116,963)
                                                       -----------     -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............         64,171         148,008      (1,296,322)     (4,328,198)
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........        290,615           2,848      38,688,503      42,366,073
                                                       -----------     -----------     -----------     -----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $    354,786         150,856      37,392,181      38,037,875
                                                       ===========     ===========     ===========     ===========

                                                                    NSATTotRe                        NBAMTBal
                                                        -----------------------------    ----------------------------
                                                              1999           1998              1999           1998
                                                              ----           ----              ----           ----
Investment activity:
  Reinvested dividends ............................   $    1,932,917       3,154,100         728,530       1,016,529
  Mortality, expense and administration
     charges (note 2) .............................       (3,258,543)     (3,856,486)       (278,908)       (291,183)
                                                        ------------    ------------     -----------     -----------
     Net investment activity ......................       (1,325,626)       (702,386)        449,622         725,346
                                                        ------------    ------------     -----------     -----------

  Proceeds from mutual fund shares sold ...........       57,530,908      85,307,544       3,858,510       1,719,595
  Cost of mutual fund shares sold .................      (27,891,046)    (35,018,554)     (3,576,706)     (1,531,752)
                                                        ------------    ------------     -----------     -----------
     Realized gain (loss) on investments ..........       29,639,862      50,288,990         281,804         187,843
  Change in unrealized gain (loss) on investments .       19,365,724      29,729,715      (1,224,853)     (3,798,103)
                                                        ------------    ------------     -----------     -----------
     Net gain (loss) on investments ...............       49,005,586      80,018,705        (943,049)     (3,610,260)
                                                        ------------    ------------     -----------     -----------
  Reinvested capital gains ........................          227,621              --       1,079,303       7,139,906
                                                        ------------    ------------     -----------     -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       47,907,581      79,316,319         585,876       4,254,992
                                                        ------------    ------------     -----------     -----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................       13,291,912      20,884,005       1,510,329       2,397,749
  Transfers between funds .........................       (5,759,718)        386,785      (1,190,923)       (759,457)
  Redemptions .....................................      (60,472,695)   (100,865,645)     (3,526,802)     (1,966,543)
  Annuity benefits ................................          (49,935)        (38,717)           (106)            (16)
  Annual contract maintenance charge (note 2) .....         (333,077)       (398,663)        (32,539)        (34,556)
  Contingent deferred sales charges (note 2) ......         (138,412)       (154,222)        (30,681)        (35,890)
  Adjustments to maintain reserves ................            8,473         (13,294)            163              56
                                                        ------------    ------------     -----------     -----------
       Net equity transactions ....................      (53,453,452)    (80,199,751)     (3,270,561)       (398,657)
                                                        ------------    ------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............       (5,545,871)       (883,432)     (2,684,685)      3,856,335
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........      511,922,904     571,309,010      45,142,869      43,044,453
                                                        ------------    ------------     -----------     -----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $  506,377,033     570,425,578      42,458,184      46,900,788
                                                        ============    ============     ===========     ===========

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS'EQUITY
                  Six Month Periods Ended June 30,1999 and 1998
                                   (UNAUDITED)


                                                                   StOpp2                         TemIntFd
                                                      -----------------------------    ----------------------------
                                                            1999           1998             1999           1998
                                                            ----           ----             ----           ----
Investment activity:
  Reinvested dividends ............................   $         --           5,741         960,970         731,626
  Mortality, expense and administration
     charges (note 2) .............................       (165,843)       (114,680)       (231,749)       (219,784)
                                                       -----------      ----------      ----------      ----------
     Net investment activity ......................       (165,843)       (108,939)        729,221         511,842
                                                       -----------      ----------      ----------      ----------

  Proceeds from mutual fund shares sold ...........      1,052,082         304,002       2,592,097       1,489,973
  Cost of mutual fund shares sold .................       (844,756)       (233,879)     (1,791,686)       (971,554)
                                                       -----------      ----------      ----------      ----------
     Realized gain (loss) on investments ..........        207,326          70,123         800,411         518,419
  Change in unrealized gain (loss) on investments .      1,688,185        (120,062)     (1,589,699)      1,740,067
                                                       -----------      ----------      ----------      ----------
     Net gain (loss) on investments ...............      1,895,511         (49,939)       (789,288)      2,258,486
                                                       -----------      ----------      ----------      ----------
  Reinvested capital gains ........................      2,758,314       2,115,597       3,338,106       1,308,058
                                                       -----------      ----------      ----------      ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      4,487,982       1,956,719       3,278,039       4,078,386
                                                       -----------      ----------      ----------      ----------

Equity transactions:
  Purchase payments received from
     contract owners ..............................      2,919,862       4,062,838       3,616,009       5,761,498
  Transfers between funds .........................       (245,566)        298,598      (2,927,718)     (1,840,924)
  Redemptions .....................................     (1,927,458)       (424,950)     (2,109,787)     (1,652,173)
  Annuity benefits ................................             --              --              --              --
  Annual contract maintenance charge (note 2) .....        (30,222)        (21,890)        (31,802)        (36,048)
  Contingent deferred sales charges (note 2) ......        (16,627)         (4,419)        (20,086)        (16,467)
  Adjustments to maintain reserves ................            422              51             264             181
                                                       -----------      ----------      ----------      ----------
       Net equity transactions ....................        700,410       3,910,228      (1,473,120)      2,216,067
                                                       -----------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS'EQUITY ..............      5,188,392       5,866,947       1,804,919       6,294,453
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ........     23,359,647      14,499,894      35,535,615      29,868,157
                                                       -----------      ----------      ----------      ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..............   $ 28,548,039      20,366,841      37,340,534      36,162,610
                                                       ===========      ==========      ==========      ==========


See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                              June 30,1999 and 1998
                                   (UNAUDITED)


(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units.The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account.The primary distributions for the contracts is through Company Agents and an affiliated sales organization;however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase.See note 2 for a discussion of contract expenses.With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

          Funds of the AIM Variable Insurance Funds, Inc.(AIM VI);
            AIM VI - Capital Appreciation Fund (AIMCapAp)(*)
            AIM VI - International Equity Fund (AIMIntEq)(*)

          Portfolios of the American Century Variable Portfolios, Inc.(American Century VP);
            American Century VP - American Century VP Advantage (ACVPAdv)(*) American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp)(*)
            American Century VP - American Century VP Income & Growth
              (ACVPIncGr)(*)

          The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)(*)

          Dreyfus Stock Index Fund (DryStkIx)(*)

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)(*) Dreyfus VIF - Quality Bond Portfolio (DryQualBd)(*)
            Dreyfus VIF - Small Cap Portfolio (DrySmCap)(*)

          Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
          VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)(*)
            Fidelity VIP - High Income Portfolio (FidVIPHI)(*)

          Portfolio of the Janus Aspen Series (Janus AS);
            Janus AS - Janus Aspen International Growth Portfolio
            (JanASIntGr)(*)

          Funds of the Nationwide Separate Account Trust (Nationwide SAT)
            (managed for a fee by an affiliated investment advisor);
              Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
               (not available to contracts established under NEA Valuebuilder)
              Nationwide SAT - Government Bond Fund (NSATGvtBd)
              Nationwide SAT - High Income Bond Fund (NSATHIncBd)(*) Nationwide SAT - Money Market Fund (NSATMyMkt)
              Nationwide SAT - Total Return Fund (NSATTotRe)

          Portfolio of the Neuberger & Berman Advisers Management Trust
            (Neuberger &Berman AMT);
               Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)(*)

          Strong Opportunity Fund II, Inc.(StOpp2)(*)

          Portfolio of the Templeton Variable Products Series Fund (Templeton
          VPS);
            Templeton VPS - Templeton International Fund - Class I (TemIntFd)(*)

          At June 30, 1999, contract owners have invested in all of the above funds.The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options.The underlying mutual fund options are not available to the general public directly.The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund.Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999.The cost of investments sold is determined on a specific identification basis.Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:(a) an annual contract maintenance charge up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units;and (b) contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively;for contracts issued or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively;for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to a annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%.No charges were deducted from the initial funding, or from earnings thereon.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share holder communications, preparation, postage, fund transfer agency and various other record keeping customer service functions. These fees are paid to an affiliate of the Company.










(*) This fund is only available for contracts issued to Plans established under the NEA Valuebuilder Annuity.

(4)  Components of Contract owners'equity

     The following is a summary of contract owners'equity at June 30, 1999, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:

                                                                                  Unit                            Period
   Contracts in accumulation phase:                                    Units      Value                           Return(*)
                                                                       -----      -----                           ---------
AIM VI - Capital Appreciation Fund:
   Tax qualified .............................................        136,902   $ 12.170899   $   1,666,220         9%
   Non-tax qualified .........................................          5,581     12.170899          67,926         9%
AIM VI - International Equity Fund:
   Tax qualified .............................................         11,390     11.725440         133,553         4%
American Century VP - American Century
VP Advantage:
   Tax qualified .............................................        389,954     18.663713       7,277,990         3%
   Non-tax qualified .........................................        140,946     18.663713       2,630,576         3%
American Century VP - American Century
VP Capital Appreciation:
   Tax qualified .............................................      1,084,400     16.516179      17,910,145        15%
   Non-tax qualified .........................................        420,441     16.516179       6,944,079        15%
American Century VP - American Century
VP Income & Growth:
   Tax qualified .............................................        545,493     14.206441       7,749,514         9%
   Non-tax qualified .........................................         26,339     14.206441         374,183         9%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
   Tax qualified .............................................      1,652,964     28.936182      47,830,467        12%
   Non-tax qualified .........................................         81,675     28.936182       2,363,363        12%
Dreyfus Stock Index Fund:
   Tax qualified .............................................      3,181,256     30.896018      98,288,143        11%
   Non-tax qualified .........................................        526,534     30.896018      16,267,804        11%
Dreyfus VIF - Capital Appreciation Portfolio:
   Tax qualified .............................................        800,941     14.063906      11,264,359         7%
   Non-tax qualified .........................................         40,427     14.063906         568,562         7%
Dreyfus VIF - Quality Bond Portfolio:
   Tax qualified .............................................        526,725     11.755879       6,192,115       (2)%
   Non-tax qualified .........................................         31,246     11.755879         367,324       (2)%
Dreyfus VIF - Small Cap Portfolio:
   Tax qualified .............................................      4,069,173     18.687864      76,044,152        12%
   Non-tax qualified .........................................        131,349     18.687864       2,454,632        12%
Fidelity VIP - Equity-Income Portfolio:
   Tax qualified .............................................      5,156,113     25.356511     130,741,036        12%
   Non-tax qualified .........................................      1,037,842     25.356511      26,316,052        12%
Fidelity VIP - High Income Portfolio:
   Tax qualified .............................................      1,601,423     15.594567      24,973,498         7%
   Non-tax qualified .........................................         75,941     15.594567       1,184,267         7%
Janus AS - Janus Aspen
International Growth Portfolio:
   Tax qualified .............................................        464,179     12.592749       5,845,290         9%
   Non-tax qualified .........................................         16,309     12.592749         205,375         9%
Nationwide SAT - Capital Appreciation Fund:
   Tax qualified .............................................      1,386,857     34.047394      47,218,867        11%
   Non-tax qualified .........................................        520,274     34.047394      17,713,974        11%


                                                                                 Unit                             Period
                                                                       Units     Value                            Return(*)
                                                                       -----     -----                            ---------
     Nationwide SAT - Government Bond Fund:
   Tax qualified .............................................     1,942,885     34.029647       66,115,691        (3)%
   Non-tax qualified .........................................       747,452     34.042202       25,444,912        (3)%
Nationwide SAT - High Income Bond Fund:
  Tax qualified ..............................................       30,899      10.879685         336,171           2%
   Non-tax qualified .........................................        1,711      10.879685          18,615           2%
Nationwide SAT - Money Market Fund:
   Tax qualified .............................................     1,274,672     22.303916       28,430,177          2%
   Non-tax qualified .........................................       369,010     24.233606        8,942,443          2%
Nationwide SAT - Total Return Fund:
   Tax qualified .............................................     3,725,974    101.844530      379,470,071         10%
   Non-tax qualified .........................................     1,277,677     98.915179      126,381,649         10%
Neuberger &Berman AMT - Balanced Portfolio:
   Tax qualified .............................................     1,583,202     20.622941       32,650,281          2%
   Non-tax qualified .........................................       475,489     20.622941        9,805,982          2%
Strong Opportunity Fund II, Inc.:
   Tax qualified .............................................     1,352,712     20.122292       27,219,666         19%
   Non-tax qualified .........................................        66,015     20.122292        1,328,373         19%
Templeton VPS - Templeton International Fund:
   Tax qualified .............................................     1,957,211     18.443987       36,098,774         10%
   Non-tax qualified .........................................        67,326     18.443987        1,241,760         10%
                                                                  ==========    ==========

   Reserves for annuity contracts in payout phase:
        Tax qualified ........................................                                      463,251
        Non-tax qualified ....................................                                      278,624
                                                                                              -------------
                                                                                            $ 1,304,819,906
                                                                                              =============

(*) The period return does not include contract charges satisfied by surrendering units.

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